STOCK BASED COMPENSATION (Narrative) (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Stock Based Compensation [Abstract]
Maximum number of shares to be granted by stock option plan (in Shares)	80,000
The number of shares available under the Plan, after amendment incrrease (in Shares)	200,000
Expiration period of shares, after grant date (Duration)	5 years
Increments in which the awarded shares are exercisable (in Percent)	25.00%
The time at which options are exercisable in cumulative increments (Description)	On or after the first four anniversaries of their grant date.
Percentage of voting stock owned by persons, at which ISOs may be granted to (in Percent)	10.00%
Number of shares of common stock granted during the period, under the stock option plan (in Shares)	0	66,000
The number of options granted to participants, under the stock option plan (in Shares)	189,000
Number of options forfeited or exercised under the stock option plan (in Shares)			136,000
Shares available for future option grants under the stock option plan (in Shares)	147,000
Expected dividend yield assumed	$ 0
Requisite service period required under the stock option plan (Duration)	4 years
Compensation expense related to stock options	$ 0	$ 33